PARNASSUS FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

Parnassus Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2016

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS FUND

Portfolio of Investments as of March 31, 2016 (unaudited)

Equities	Shares	Market Value ($)

Chemicals (4.5%)
Axalta Coating Systems Ltd. θ	500,000	14,600,000
Potash Corporation of Saskatchewan Inc.	1,100,000	18,722,000
		33,322,000

Communications (2.3%)
QUALCOMM Inc.	325,000	16,620,500

Computers (4.8%)
International Business Machines Corp.	235,000	35,590,750

Data Storage (3.9%)
SanDisk Corp.	375,000	28,530,000

Electronics (3.9%)
Plantronics Inc.	175,000	6,858,250
Trimble Navigation Ltd. θ	900,000	22,320,000
		29,178,250

Equipment Leasing (3.9%)
Air Lease Corp.	900,000	28,908,000

Financial Services (17.0%)
American Express Co.	500,000	30,700,000
Capital One Financial Corp.	250,000	17,327,500
Charles Schwab Corp.	1,000,000	28,020,000
Essent Group Ltd. θ	800,000	16,640,000
First Horizon National Corp.	800,000	10,480,000
PayPal Holdings Inc. θ	280,000	10,808,000
Wells Fargo & Co.	250,000	12,090,000
		126,065,500

Food Products (1.9%)
Mondelez International Inc., Class A	350,000	14,042,000

Health Care Products (2.2%)
Perrigo Co. plc	130,000	16,630,900

Industrial Manufacturing (1.5%)
Pentair plc	200,000	10,852,000

Insurance (2.4%)
Progressive Corp.	500,000	17,570,000

Internet (3.5%)
Alphabet Inc., Class A θ	25,000	19,072,500
eBay Inc.	300,000	7,158,000
		26,230,500
Lodging (0.6%)
Belmond Ltd. θ	500,000	4,745,000

Machinery (6.1%)
Cummins Inc.	200,000	21,988,000
Deere & Co.	300,000	23,097,000
		45,085,000

Pharmaceuticals (7.0%)
Allergan plc θ	40,000	10,721,200
Gilead Sciences Inc.	310,000	28,476,600
McKesson Corp.	80,000	12,580,000
		51,777,800

Real Estate Investment Trusts (1.9%)
Redwood Trust Inc.	1,100,000	14,388,000

Retail (4.4%)
Whole Foods Market Inc.	1,050,000	32,665,500

Semiconductor Capital Equipment (5.2%)
Applied Materials Inc.	4,200,000	38,124,000

Semiconductors (7.1%)
Intel Corp.	900,000	29,115,000
Micron Technology Inc. θ	2,250,400	23,561,688
		52,676,688

Services (2.5%)
Thomson Reuters Corp.	450,000	18,216,000

Telecommunications Equipment (7.7%)
Ciena Corp. θ	1,800,000	34,236,000
Motorola Solutions Inc.	300,000	22,710,000
		56,946,000

Transportation (3.4%)
Expeditors International of Washington Inc.	300,000	14,643,000
FedEx Corp.	65,000	10,576,800
		25,219,800

Total investment in equities (97.7%)
(cost $722,478,228)		723,384,188

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Certificates of Deposit (0.3%) α
Albina Community Bank	0.20%	01/15/2017	250,000	242,076
Carver Federal Savings Bank	0.25%	02/18/2017	250,000	241,175
Community Bank of the Bay	0.30%	07/15/2016	250,000	247,091
Eastern Bank	0.10%	01/29/2017	100,000	96,689
Latino Community Credit Union	0.60%	02/20/2017	250,000	241,120
Metro Bank	0.25%	05/10/2016	250,000	248,934
Opportunities Credit Union	0.20%	04/25/2016	250,000	249,344
Self-Help Credit Union	1.06%	01/14/2017	150,000	145,229
Self-Help Credit Union	1.06%	01/16/2017	100,000	96,842
Southern Bancorp Bank	0.30%	01/15/2017	250,000	242,076
Urban Partnership Bank	0.30%	10/01/2016	250,000	245,000
				2,295,576

Community Development Loans (0.1%) α
Boston Community Loan Fund	1.00%	04/15/2016	200,000	199,543
Root Capital Loan Fund	1.25%	01/25/2017	200,000	190,164
Vermont Community Loan Fund	0.85%	10/15/2016	100,000	96,770
				486,477

Time Deposits (1.9%)
BBH Cash Management Service
Banco Santander, Frankfurt	0.14%	04/01/2016	14,131,249	14,131,249

Total short-term securities (2.3%)
(cost $16,913,302)				16,913,302

Total securities (100.0%)
(cost $739,391,530)				740,297,490

Other assets and liabilities (0.0%)				(58,267)

Total net assets (100.0%)				740,239,223

θ	This security is non-income producing.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

The portfolio of investments as of March 31, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fund

Cost of long-term investments	$721,612,767
Unrealized appreciation	$62,195,682
Unrealized depreciation	(61,289,722)

Net unrealized appreciation	$905,960

The Parnassus Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$22,961,000	$-	$-	$22,961,000
Consumer Staples	46,707,500	-	-	46,707,500
Financials	147,215,500	-	-	147,215,500
Health Care	68,408,700	-	-	68,408,700
Industrials	110,064,800	-	-	110,064,800
Information Technology	294,704,688	-	-	294,704,688
Materials	33,322,000	-	-	33,322,000
Short-Term Investments	14,131,249	-	2,782,053	16,913,302
Total	$737,515,437	$-	$2,782,053	$740,297,490

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of March 31, 2016:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2015	$2,817,292
Discounts/premiums amortization	(35,239)
Purchases	1,550,000
Sales	(1,550,000)
Balance as of March 31, 2016	$2,782,053

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	March 31, 2016	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,295,576	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$486,477	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of March 31, 2016 (unaudited)

Equities	Shares	Market Value ($)

Communications (4.9%)
QUALCOMM Inc.	1,350,000	69,039,000

Computers (5.1%)
International Business Machines Corp.	475,000	71,938,750

Cosmetics & Personal Care (0.4%)
Procter & Gamble Co.	75,000	6,173,250

Data Storage (5.4%)
SanDisk Corp.	1,000,000	76,080,000

Electronics (1.7%)
Plantronics Inc.	600,000	23,514,000

Financial Services (12.9%)
American Express Co.	1,100,000	67,540,000
Charles Schwab Corp.	2,400,000	67,248,000
Wells Fargo & Co.	1,000,000	48,360,000
		183,148,000

Health Care Products (2.9%)
Perrigo Co. plc	325,000	41,577,250

Industrial Manufacturing (2.3%)
W.W. Grainger Inc. λ	140,000	32,680,200

Internet (2.1%)
Alphabet Inc., Class A θ	40,000	30,516,000

Machinery (7.9%)
Cummins Inc.	450,000	49,473,000
Deere & Co.	820,000	63,131,800
		112,604,800

Pharmaceuticals (5.2%)
Gilead Sciences Inc.	700,000	64,302,000
Roche Holdings Ltd. (ADR)	295,000	9,034,375
		73,336,375

Retail (4.6%)
Whole Foods Market Inc.	2,100,000	65,331,000

Semiconductor Capital Equipment (9.8%)
Applied Materials Inc.	4,200,000	88,956,000
Lam Research Corp.	600,000	49,560,000
		138,516,000
Semiconductors (8.1%)
Intel Corp.	1,600,000	51,760,000
Micron Technology Inc. θ	6,062,700	63,476,469
		115,236,469
Software (8.3%)
Autodesk Inc. θ	1,150,000	67,056,500
Citrix Systems Inc. θ	650,000	51,077,000
		118,133,500

Telecommunications Equipment (5.1%)
Ciena Corp. θ	3,800,000	72,276,000

Transportation (5.2%)
C.H. Robinson Worldwide Inc.	400,000	29,692,000
Expeditors International of Washington Inc.	900,000	43,929,000
		73,621,000

Total investment in equities (91.9%)
(cost $1,260,973,325)		1,303,721,594

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (8.3%)
BBH Cash Management Service
ANZ, London	0.14%	04/01/2016	114,092,378	114,092,378
BTMU, Grand Cayman	0.14%	04/01/2016	3,772,420	3,772,420
				117,864,798

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (2.3%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.26%		32,789,489	32,789,489

Total short-term securities (10.6%)
(cost $150,654,287)				150,654,287

Total securities (102.5%)
(cost $1,411,627,612)				1,454,375,881

Payable upon return of securities loaned (-2.3%)				(32,789,489)

Other assets and liabilities (-0.2%)				(3,334,559)

Total net assets (100.0%)				1,418,251,833

l	This security, or partial position of this security, was on loan at March 31, 2016. The total value of the securities on loan at March 31, 2016 was $32,141,976.

θ	This security is non-income producing.

plc Public Limited Company

ADR American Depository Receipt

The portfolio of investments as of March 31, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Endeavor Fund

Cost of long-term investments	$1,255,439,816
Unrealized appreciation	$113,284,099
Unrealized depreciation	(70,535,830)

Net unrealized appreciation	$42,748,269

The Parnassus Endeavor Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Staples	$71,504,250	$-	$-	$71,504,250
Financials	183,148,000	-	-	183,148,000
Health Care	114,913,625	-	-	114,913,625
Industrials	218,906,000	-	-	218,906,000
Information Technology	715,249,719	-	-	715,249,719
Short-Term Investments	150,654,287	-	-	150,654,287
Total	$1,454,375,881	$-	$-	$1,454,375,881

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS MID CAP FUND

Portfolio of Investments as of March 31, 2016 (unaudited)

Equities	Shares	Market Value ($)

Apparel (2.1%)
VF Corp.	200,000	12,952,000

Chemicals (6.8%)
Axalta Coating Systems Ltd. θ	555,000	16,206,000
Calgon Carbon Corp.	865,000	12,127,300
Compass Minerals International Inc.	200,000	14,172,000
		42,505,300

Data Processing (4.7%)
Equifax Inc.	100,000	11,429,000
Fiserv Inc. θ	175,000	17,951,500
		29,380,500

Financial Services (8.4%)
Charles Schwab Corp.	450,000	12,609,000
First American Financial Corp.	100,000	3,811,000
First Horizon National Corp.	1,449,000	18,981,900
SEI Investments Co.	400,000	17,220,000
		52,621,900

Food Products (5.8%)
McCormick & Co.	125,750	12,509,610
Sysco Corp.	377,300	17,631,229
WhiteWave Foods Co. θ	150,000	6,096,000
		36,236,839

Health Care Products (5.8%)
DENTSPLY International Inc.	249,215	15,359,120
Perrigo Co. plc	163,500	20,916,555
		36,275,675

Health Care Services (3.0%)
Cardinal Health Inc.	230,000	18,848,500

Industrial Manufacturing (7.4%)
Pentair plc	420,000	22,789,200
Xylem Inc.	572,500	23,415,250
		46,204,450

Insurance (2.8%)
Verisk Analytics Inc. θ	214,519	17,144,358

Internet (2.7%)
eBay Inc. θ	700,000	16,702,000

Machinery (1.9%)
Deere & Co.	157,500	12,125,925

Medical Equipment (5.1%)
Patterson Companies Inc.	495,000	23,032,350
Teleflex Inc.	57,500	9,028,075
		32,060,425

Natural Gas (4.3%)
MDU Resources Group Inc.	840,000	16,346,400
Northwest Natural Gas Co.	193,500	10,419,975
		26,766,375

Oil & Gas (2.7%)
National Oilwell Varco Inc.	550,000	17,105,000

Professional Services (3.6%)
Insperity Inc.	430,000	22,243,900

Real Estate Investment Trusts (3.5%)
Iron Mountain Inc.	635,000	21,532,850

Retail (0.5%)
Whole Foods Market Inc.	100,000	3,111,000

Semiconductor Capital Equipment (3.2%)
Applied Materials Inc.	950,000	20,121,000

Semiconductors (1.6%)
Micron Technology Inc. θ	940,000	9,841,800

Services (3.6%)
Ecolab Inc.	35,700	3,981,264
Thomson Reuters Corp.	450,000	18,216,000
		22,197,264

Software (3.0%)
Autodesk Inc. θ	325,000	18,950,750

Telecommunications Equipment (2.5%)
Motorola Solutions Inc.	210,000	15,897,000

Telecommunications Provider (1.0%)
Shaw Communications Inc., Class B	310,000	5,986,100

Transportation (2.0%)
Expeditors International of Washington Inc.	252,500	12,324,525

Utility & Power Distribution (4.1%)
AGL Resources Inc.	135,000	8,793,900
Questar Corp.	686,161	17,016,793
		25,810,693

Waste Management (2.9%)
Waste Management Inc.	310,000	18,290,000

Total investment in equities (95.0%)
(cost $523,807,221)		593,236,129

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (6.9%)
BBH Cash Management Service
Wells Fargo, Grand Cayman	0.14%	04/01/2016	43,274,055	43,274,055

Total short-term securities (6.9%)
(cost $43,274,055)				43,274,055

Total securities (101.9%)
(cost $567,081,276)				636,510,184

Other assets and liabilities (-1.9%)				(11,961,598)

Total net assets (100.0%)				624,548,586

θ This security is non-income producing.

plc Public Limited Company

The portfolio of investments as of March 31, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Mid Cap Fund

Cost of long-term investments	$523,047,402
Unrealized appreciation	$82,420,011
Unrealized depreciation	(12,991,103)

Net unrealized appreciation	$69,428,908

The Parnassus Mid Cap Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$37,154,100	$-	$-	$37,154,100
Consumer Staples	39,347,839	-	-	39,347,839
Energy	17,105,000	-	-	17,105,000
Financials	74,154,750	-	-	74,154,750
Health Care	87,184,600	-	-	87,184,600
Industrials	139,762,158	-	-	139,762,158
Information Technology	99,464,050	-	-	99,464,050
Materials	46,486,564	-	-	46,486,564
Utilities	52,577,068	-	-	52,577,068
Short-Term Investments	43,274,055	-	-	43,274,055
Total	$636,510,184	$-	$-	$636,510,184

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

PARNASSUS ASIA FUND

Portfolio of Investments as of March 31, 2016 (unaudited)

Equities	Shares	Market Value ($)

Australia (3.7%)
Brambles Ltd.	41,598	385,354

China (19.2%)
Air Lease Corp.	10,500	337,260
Alibaba Group Holding Ltd. (ADR) θ	6,000	474,180
Apple Inc.	500	54,495
Expeditors International of Washington Inc.	7,000	341,670
Micron Technology Inc. θ	38,000	397,860
QUALCOMM Inc.	7,000	357,980
		1,963,445

Hong Kong (18.7%)
China Minsheng Banking Corp., Ltd.	300,000	280,254
Greatview Aseptic Packaging Co., Ltd.	500,000	237,844
HKBN Ltd.	150,000	185,173
Lenovo Group Ltd.	360,000	280,569
SITC International Holdings Co., Ltd.	830,000	410,463
Sun Art Retail Group Ltd.	250,000	177,266
Television Broadcasts Ltd.	70,000	251,938
Want Want China Holdings Ltd.	150,000	111,225
		1,934,732
India (0.9%)
Jain Irrigation Systems Ltd.	100,000	90,958

Indonesia (4.6%)
PT Asuransi Multi Artha Guna	3,741,500	91,196
PT Bank Rakyat Indonesia (Persero)	450,000	385,936
		477,132

Japan (19.6%)
KDDI Corp.	11,000	293,489
Linear Technology Corp.	8,000	356,480
OMRON Corp.	13,000	386,654
Rakuten Inc.	38,000	366,813
Topcon Corp.	26,000	343,067
USS Co., Ltd.	17,000	271,271
		2,017,774

Philippines (3.5%)
Manila Water Co.	613,800	360,765

Singapore (1.5%)
OSIM International Ltd.	150,000	152,549

South Korea (4.7%)
Samsung Electronics Co., Ltd.	425	489,381

Taiwan (16.6%)
Applied Materials Inc.	24,000	508,320
Hermes Microvision Inc.	281,400	371,492
Lite-On Technology Corp.	12,000	343,693
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	10,000	262,000
Chailease Holdings Co., Ltd.	129,000	224,971
		1,710,476

Thailand (2.6%)
Thanachart Capital Public Co., Ltd.	250,000	268,536

Total investment in equities (95.6%)
(cost $10,779,374)		9,851,102

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (3.3%)
BBH Cash Management Service
BTMU, Grand Cayman	0.14%	04/01/2016	344,444	344,444
				344,444

Total short-term securities (3.3%)
(cost $344,444)				344,444

Total securities (98.9%)
(cost $11,123,818)				10,195,546

Other assets and liabilities (1.1%)				111,021

Total net assets (100.0%)				10,306,567

θ This security is non-income producing.

ADR American Depository Receipt

PT Perseroan Terbatas

The portfolio of investments as of March 31, 2016 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At March 31, 2016, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Asia Fund

Cost of long-term investments	$10,776,161
Unrealized appreciation	$293,923
Unrealized depreciation	(1,222,195)

Net unrealized depreciation	$(928,272)

The Parnassus Asia Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of March 31, 2016, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Australia	$-	$385,354	$-	$385,354
China	1,963,445	-	-	1,963,445
Hong Kong	-	1,934,732	-	1,934,732
India	-	90,958	-	90,958
Indonesia	-	477,132	-	477,132
Japan	356,480	1,661,294	-	2,017,774
Philippines	-	360,765	-	360,765
Singapore	-	152,549	-	152,549
South Korea	-	489,381	-	489,381
Taiwan	770,320	940,156	-	1,710,476
Thailand	-	268,536	-	268,536
Short-Term Investments	344,444	-	-	344,444
Total	$3,434,689	$6,760,857	$-	$10,195,546

Certain foreign securities may be fair valued by independent pricing services if events occur between the time at which the market quotations are determined on the primary exchange and the close of trading on the NYSE. These events may affect the value of these securities and render market quotations unreliable. Such fair valuations are categorized as Level 2 investments. Foreign securities that are valued based on market quotations are categorized as Level 1 investments.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 13, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	May 13, 2016

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	May 13, 2016